Other Income, Net - Summary of Other Income, Net (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 2,591		¥ 3,532	¥ 7,244
Merchant penalty income	[1]	1,688		3,079	5,009
Gains on disposal of property and equipment		241		118	503
Exchange (losses)/gains		(183)	$ (25)	46	(8,547)
Refund from depositary bank	[2]	0		997	1,281
Others		756		5,012	1,777
Total		¥ 5,093	$ 702	¥ 12,784	¥ 7,267

[1]	Merchant penalty income represents the penalties charged to the merchants that have quality and/or service issues based on the agreements with the merchants. The Company may use the penalty received from the merchants to settle its users’ complaints. The penalties are therefore recorded in other payables when received and recognized as other income when the Company considers the possibility of the penalty to be paid out is remote.
[2]	The Group received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the years ended March 31, 2023, 2024 and 2025, the Group has recorded RMB1,281, RMB997 and nil in other income. For the years ended March 31, 2023, 2024 and 2025, the Group received nil reimbursement payments from depositary bank for the transaction costs incurred in the prior years.